Shareholders' Deficit (Details Textual)					1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2018 USD ($) $ / shares shares	May 10, 2018 USD ($) $ / shares shares	Jan. 11, 2018 USD ($) $ / shares shares	Sep. 04, 2014 shares	Jul. 18, 2018 shares	Feb. 28, 2018 USD ($) Investor $ / shares shares	Aug. 31, 2017 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2018 USD ($) Individuals $ / shares shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2017 USD ($) Investor $ / shares shares	Dec. 31, 2016 USD ($) shares	Jan. 03, 2018 shares	Sep. 03, 2014 shares
Shareholders' Deficit (Textual)
Aggregate grant date fair value of warrants issued | $										$ 94,844
Fair value of warrant | $										$ 10,199		$ 73,696
Common stock, shares authorized								500,000,000		500,000,000		500,000,000	230,000,000	230,000,000	230,000,000
Increasing authorized shares of common stock														500,000,000
Designation shares of preferred stock															20,000,000
General and administrative expense | $								$ 552,583	$ 498,378	$ 1,127,411	$ 888,404	$ 1,848,866	$ 1,543,866
Subsequent Event [Member]
Shareholders' Deficit (Textual)
Warrants to purchase shares of common stock					8,000,000
Warrant [Member]
Shareholders' Deficit (Textual)
Sale of stock, shares			588,235
Sale of stock, per share | $ / shares			$ 0.085
Issued warrants										9,960,403	7,990,000	9,949,998	8,576,389
Risk-free interest rate, Minimum										2.32%		1.74%
Risk-free interest rate, Maximum										2.83%		2.01%
Expected life (in years)												5 years
Expected dividend yield | $										$ 0		$ 0
Aggregate grant date fair value of warrants issued | $										$ 705,221		$ 629,299	$ 135,023
Warrant to purchase of common stock exercise price | $ / shares			$ 0.15
Warrant [Member] | Minimum [Member]
Shareholders' Deficit (Textual)
Expected life (in years)										3 years
Expected volatility rate										261.18%		40.00%
Warrant [Member] | Maximum [Member]
Shareholders' Deficit (Textual)
Expected life (in years)										5 years
Expected volatility rate										301.64%		190.86%
Five year warrants [Member]
Shareholders' Deficit (Textual)
Issued warrants										600,000
Fair value of warrant | $										$ 94,844
Warrant to purchase of common stock exercise price | $ / shares								$ 0.15		$ 0.15
Warrants term										5 years
General and administrative expense | $										$ 12,439
Number of individuals | Individuals										2
Employee Stock Option [Member]
Shareholders' Deficit (Textual)
Grants shares of common stock								11,496,934	11,711,184	11,496,934	11,711,184	11,654,934	11,601,184
Shares vested at period-end										(261,000)		(475,000)	(100,000)
Unrecognized stock compensation | $								$ 38,335		$ 38,335
Stock based compensation recognized for grants | $								$ 3,223	$ 2,750	6,445	$ 5,900	$ 9,779	$ 8,067
Employee Equity Incentive Plan [Member]
Shareholders' Deficit (Textual)
Common stock issued for services, shares												15,503,680
Unrecognized stock compensation | $												$ 41,558
Stock based compensation recognized for grants | $										6,445	6,020	11,153	12,360
Common Stock [Member]
Shareholders' Deficit (Textual)
Sale of common stock | $							$ 49,996			$ 328,003
Sale of stock, shares							276,850			1,856,480
Recognized expenses | $										$ 27,354	$ 28,964	$ 58,265	$ 6,451
Common stock issued for services, shares										18,021		47,101	80,643
Warrants to purchase shares of common stock	104,000	50,000	588,235			1,764,706						959,998
Warrant to purchase of common stock exercise price | $ / shares	$ 0.35	$ 0.25	$ 0.15			$ 0.15						$ 0.30
Warrants term	5 years	5 years	5 years			5 years						5 years
Common Stock [Member] | Investment Agreement [Member]
Shareholders' Deficit (Textual)
Sale of common stock | $												$ 27,640
Sale of stock, shares												222,588
Common Stock [Member] | Private Placement [Member]
Shareholders' Deficit (Textual)
Sale of common stock | $	$ 52,000	$ 15,500	$ 50,000			$ 200,000
Sale of stock, shares	208,000	100,000	588,235			2,352,942
Sale of stock, per share | $ / shares	$ 0.25	$ 0.155	$ 0.085			$ 0.085
Number of investors | Investor						2
Common Stock [Member] | Private Placement [Member] | 15 investors [Member]
Shareholders' Deficit (Textual)
Sale of common stock | $												$ 533,000
Sale of stock, shares												4,412,498
Number of investors | Investor												15
Common Stock [Member] | Private Placement [Member] | 3 investors [Member]
Shareholders' Deficit (Textual)
Sale of common stock | $												$ 288,000
Sale of stock, shares												1,461,111
Number of investors | Investor												3
Common Stock [Member] | Private Placement [Member] | Minimum [Member] | 15 investors [Member]
Shareholders' Deficit (Textual)
Sale of stock, per share | $ / shares												$ 0.10
Common Stock [Member] | Private Placement [Member] | Minimum [Member] | 3 investors [Member]
Shareholders' Deficit (Textual)
Sale of stock, per share | $ / shares												0.18
Common Stock [Member] | Private Placement [Member] | Maximum [Member] | 15 investors [Member]
Shareholders' Deficit (Textual)
Sale of stock, per share | $ / shares												0.30
Common Stock [Member] | Private Placement [Member] | Maximum [Member] | 3 investors [Member]
Shareholders' Deficit (Textual)
Sale of stock, per share | $ / shares												$ 0.20
Common Stock [Member] | Employee Equity Incentive Plan [Member]
Shareholders' Deficit (Textual)
Grants shares of common stock							207,500
Sale of stock, shares												276,850
Employees that vested pursuant to prior grants												176,250
Obligated to issue shares to employee										0		75,000	75,000
Series A Convertible Preferred Stock [Member]
Shareholders' Deficit (Textual)
Designation shares of preferred stock				20,000,000
Preferred stock voting rights, description				Each share of Series A Convertible Preferred Stock ("Series A") issued in 2014 converts into one share of common, has voting rights on an as converted basis, and receives liquidation preferences.